Financial Risk Management - Summary of Lease liabilities by maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Lease Liabilities By Maturity [Line Items]
Lease liabilities	¥ 315,958	¥ 318,758
Total contractual cash flows	342,515	346,136
Within 1 year [member]
Disclosure Of Lease Liabilities By Maturity [Line Items]
Total contractual cash flows	69,297	71,510
Between 1 and 5 years [member]
Disclosure Of Lease Liabilities By Maturity [Line Items]
Total contractual cash flows	87,428	86,305
Later than 5 years [member]
Disclosure Of Lease Liabilities By Maturity [Line Items]
Total contractual cash flows	¥ 185,790	¥ 188,321